INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME (LOSS) BEFORE INCOME TAXES

The Canadian and foreign components of income (loss) before income taxes were as follows for the years ended December 31, 2025 and 2024 (in thousands):

	December 31, 2025	December 31, 2024
Domestic (Canada)	$(4,413)	$(7,933)
Foreign (United States, Israel and India)	(4,393)	(18,520)
Loss before taxes	$(8,806)	$(26,453)

SCHEDULE INCOME TAX EXPENSE

Income tax benefit consists of the following for the years ended December 31, 2025 and 2024 (in thousands):

	December 31, 2025	December 31, 2024
Current
Federal (Canada)	$—	$—
Provincial (Canada)	—	—
Foreign (United States)	48	—
Foreign (India)	133	—
Total Current	$181	$—

Deferred
Federal (Canada)	—	—
Provincial (Canada)	—	—
Foreign (Israel)	(931)	—
Foreign (United States)	10	—
Total Deferred	$(921)	$—
Total Income Tax Benefit	$(740)	$—

SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE

	December 31, 2025
	Amount	% of Pretax Income (loss)
Canadian national statutory rate	$(1,321)	15.0%
Canadian provincial statutory rate	46	(0.5)%
Foreign tax effects
US
Statutory tax rate difference	(269)	3.1%
Changes in valuation allowances	409	(4.6)%
Nondeductible stock-based compensation	152	(1.7)%
Meals and entertainment (federal impact)	659	(7.5)%
State tax net of federal benefit	(69)	0.8%
Other Items	(151)	1.7%
Israel
Statutory tax rate difference	(35)	0.4%
Nondeductible stock-based compensation	626	(7.1)%
Changes in valuation allowance	(1,456)	16.5%
Other foreign jurisdictions	54	(0.6)%
Nontaxable or nondeductible items
Nondeductible stock - based compensation	330	(3.7)%
Other nondeductible items	35	(0.4)%
Changes in valuation allowances	354	(4.0)%
Other adjustments	(104)	1.2%
Total income tax benefit	$(740)	8.4%

December 31, 2024
Federal statutory rate	27.0%
Statutory rate differential	(1.9)%
Excess benefits on equity compensation	11.7%
Changes in valuation allowance	(31.8)%
Nondeductible expenses	(4.8)%
Other	(0.2)%
Effective income tax rate	—%

SCHEDULE OF INCOME TAXES PAID

The total income taxes paid (net of refunds) disaggregated by jurisdiction for the years ended December 31, 2025 and 2024 (in thousands):

	December 31, 2025	December 31, 2024
Federal (Canada)	$—	$—
State/Provincial (Canada)	—	—
Foreign (India)	45	—
Total income taxes paid (net of refunds)	$45	$—

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The principal components of the Company’s deferred tax assets and liabilities for the years ended December 31, 2025 and 2024 (in thousands):

	December 31, 2025	December 31, 2024
Deferred tax assets:
Research and development costs	$1,419	$4,423
Stock-based compensation	5,627	4,997
Net operating and capital loss carryforward	15,079	13,626
Accrued liabilities and reserves	942	590
Total deferred tax assets	$23,067	$23,636
Valuation allowance	(21,465)	(22,783)
Net deferred tax assets	$1,602	$853

	December 31, 2025	December 31, 2024
Deferred tax liabilities:
Intellectual property	$(278)	$(535)
Property, plant and equipment	(120)	(96)
Software and website development	(189)	(138)
Goodwill	(94)	(84)
Total deferred tax liabilities	$(681)	$(853)
Net deferred tax assets	$921	$—

SCHEDULE OF NET OPERATING LOSS CARRYFORWARDS	Net operating loss carryforwards (in thousands):
	December 31, 2025	December 31, 2024
Canada (Federal)	$12,276	$9,909
Israel	4,048	8,038
U.S. Federal	44,680	37,097
U.S. State	39,467	44,144